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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Makena Capital Management, LLC
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   Address:      2755 Sand Hill Road
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                 Suite 200
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                 Menlo Park, CA 94025
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Form 13F File Number: 28-12255
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Ross
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Title:   Chief Investment Officer
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Phone:   650-926-1300
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Signature, Place, and Date of Signing:

          /s/ Michael Ross             Menlo Park, CA      October 27, 2008
   -------------------------------    -----------------   ------------------
           [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number   Name

    28-10562               Alliance Bernstein L.P.
    28-05422               Artisan Partners Limited Partnership
    28-00096               Capital Guardian Trust Company
    28-05267               Delaware Management Business Trust
    28-13068               GLG Partners Inc.
    28-11599               Grantham, Mayo, Van Otterloo & Co. LLC
    28-11866               Morgan Stanley Investment Management, Inc.
    28-03791               Pzena Investment Management LLC
    28-12234               Redwood Investments, LLC
    28-07312               Security Capital Research and Management Incorporated
    28-05110               Third Avenue Management LLC
    28-04557               Wellington Management Company, LLP
    28-00165               Wells Fargo & Co/MN

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      None (0)
                                        --------------------

Form 13F Information Table Entry Total: Two (2)
                                        --------------------

Form 13F Information Table Value Total: $87,114 (x1000s)
                                        --------------------
                                            (thousands)

List of Other Included Managers:

None

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                           FORM 13F INFORMATION TABLE

                                                      VALUE    SHARES /   SH /  PUT /  INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER           TITLE OF CLASS    CUSIP      (X1000)  PRN AMT    PRN   CALL   DISCREIN  MANAGERS    SOLE     SHARED   NONE
ISHARES TR               MSCI EMERG MKT    464287234  66,299   1,940,254  SH           SOLE                1,940,254
ISHARES                  MSCI JAPAN INDEX  464286848  20,815   1,952,646  SH           SOLE                1,952,646